COVER LETTER

October 18, 2011

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Premier Funds (the “Trust”)

(1933 Act File No. 33-82366; 1940 Act File No. 811-08690)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Premier Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for MassMutual Premier Diversified Bond Fund dated March 1, 2011, revised as of March 2, 2011, as filed under Rule 497(e) on September 28, 2011. The purpose of this filing is to submit the 497(e) filing dated September 28, 2011 in XBRL for the Fund.

Please address any questions or comments to the undersigned at (413) 744-6602.

Very truly yours,

/s/ Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Clerk, MassMutual Premier Funds